Investments in securities	12 Months Ended
Dec. 31, 2022
Fair Value Measurement [Abstract]
Investments in Securities	Investments in securities

Investments in securities

	$ million
	Dec 31, 2022	Dec 31, 2021
Equity securities:	1,533	1,710
Equity securities at fair value through other comprehensive income	1,533	1,710
Debt securities:	1,829	2,087
Debt securities at amortised cost	21	4
Debt securities at fair value through other comprehensive income	1,308	1,306
Debt securities at fair value through profit or loss	500	777
Total	3,362	3,797
At fair value
Measured by reference to prices in active markets for identical assets	1,884	1,909
Measured by reference to other observable inputs	158	177
Measured using predominantly unobservable inputs	1,299	1,707
Total	3,341	3,793
At cost	21	4
Total	3,362	3,797
As at December 31, 2022, investments included equity securities comprising interests in which Shell has no significant influence, debt securities principally comprising a portfolio required to be held by the Company’s internal insurance entities as security for their activities, and assets held in escrow in relation to the Group's UK pension arrangements.

Investments in securities measured using predominantly unobservable inputs [A]

	$ million
	2022	2021
At January 1	1,707	1,505
(Losses)/gains recognised in other comprehensive income	(206)	44
Purchases	142	299
Sales	(37)	(17)
Other movements	(307)	(124)
At December 31	1,299	1,707
[A]Based on expected dividend flows, adjusted for country and other risks as appropriate and discounted to their present value.
"Other movements" in 2022 includes a reclassification to property, plant and equipment, as a result of obtaining title to assets in a project in Asia.